DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2024
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
The revenues and expenses related to the company’s nuclear technology services operation, which the company sold in November 2023, have been presented in the unaudited interim condensed consolidated statements of operating results for the three and six months ended June 30, 2023 as a discontinued operation.
Operating results of the discontinued operation for the three and six months ended June 30, 2024 and 2023 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Revenues	$—	$1,006	$—	$2,062
Direct operating costs	—	(897)	—	(1,832)
General and administrative expenses	—	(54)	—	(100)
Interest expense, net	—	(74)	—	(141)
Equity accounted income (loss)	—	1	—	—
Gain on acquisitions/dispositions, net	—	—	—	14
Other income (expenses), net	—	(26)	—	(45)
Income (loss) before income tax	—	(44)	—	(42)
Current and deferred taxes	—	7	—	2
Net income (loss) from discontinued operations	$—	$(37)	$—	$(40)
Net income (loss) attributable to Brookfield Business Partners and non-controlling interests for the three and six months ended June 30, 2024 and 2023 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Income (loss) from continuing operations attributable to:
Brookfield Business Partners	$124	$116	$(26)	$(27)
Non-controlling interests	(84)	79	(108)	40
Total	$40	$195	$(134)	$13

Income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$(8)	$—	$(5)
Non-controlling interests	—	(29)	—	(35)
Total	$—	$(37)	$—	$(40)
Comprehensive income (loss) attributable to Brookfield Business Partners and non-controlling interests for the three and six months ended June 30, 2024 and 2023 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2024	2023	2024	2023
Comprehensive income (loss) from continuing operations attributable to:
Brookfield Business Partners	$127	$151	$(45)	$(9)
Non-controlling interests	(114)	156	(163)	94
Total	$13	$307	$(208)	$85

Comprehensive income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$(13)	$—	$(15)
Non-controlling interests	—	(46)	—	(64)
Total	$—	$(59)	$—	$(79)
The net cash flows attributable to the operating, investing and financing activities of the discontinued operation for the six months ended June 30, 2024 and 2023 were as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2024	2023
Operating cash flows	$—	$(62)
Financing cash flows	—	(58)
Investing cash flows	—	197
Net cash flows	$—	$77